Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share premium	Revaluation reserve	Statutory surplus reserve	Retained profits	Foreign currency translation reserve	Total
Balance at Dec. 31, 2017	$ 198	$ 6,686,169	$ 184,272	$ 6,084,836	$ 64,146,811	$ (3,075,091)	$ 74,027,195
Shares issued for stock based compensation	29	1,314,392					1,314,421
Loss for the year					(17,968,598)		(17,968,598)
Other comprehensive loss for the year						(3,071,697)	(3,071,697)
Balance at Dec. 31, 2018	227	8,000,561	184,272	6,084,836	46,178,213	(6,146,788)	54,301,321
Shares issued for stock based compensation	32	1,199,218					1,199,250
Loss for the year					(104,405)		(104,405)
Other comprehensive loss for the year						(951,780)	(951,780)
Balance at Dec. 31, 2019	259	9,199,779	184,272	6,084,836	46,073,808	(7,098,568)	54,444,386
Shares issued for stock based compensation	56	1,332,698					1,332,754
Shares issued for acquisition of subsidiary	26	780,166					780,192
Loss for the year					(5,667,417)		(5,667,417)
Other comprehensive loss for the year						3,641,747	3,641,747
Balance at Dec. 31, 2020	$ 341	$ 11,312,643	$ 184,272	$ 6,084,836	$ 40,406,391	$ (3,456,821)	$ 54,531,662